Other Assets (Detail) - Successor [Member] - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Components [Line Items]
Available for sale securities		$ 4.5	$ 4.9
Deferred income taxes-non-current		250.0	271.9
Other		219.2	218.3
Total	$ 485.5	$ 473.7	$ 495.1